Financial Instruments - Fair value measurements on a recurring basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total	$ 13,682	$ (16,540)
Fair Value, Inputs, Level 2 [Member]
Total	13,682	(16,540)
Currency Swap (100,000) [Member]
Cross Currency SWAP - asset position	13,682	1,574
Currency Swap (100,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - asset position	$ 13,682	1,574
Currency Swap (120,000) [Member]
Cross Currency SWAP - liability position		(14,588)
Currency Swap (120,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - liability position		(14,588)
Currency Swap (30,000) [Member]
Cross Currency SWAP - liability position		(3,526)
Currency Swap (30,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - liability position		$ (3,526)